Consolidated statement of changes in stockholders' equity - EUR (€) € in Thousands	Share capital	Additional paid-in capital	Foreign currency translation	Revaluation reserve	Accumulated deficit [1]	Stockholders' equity attributable to shareholders of Evotec SE	Total
Beginning balance at Dec. 31, 2019	€ 150,903	€ 786,865	€ (24,127)	€ 4,565	€ (439,593)	€ 478,613	€ 478,613
Beginning balance (Shares) at Dec. 31, 2019	150,902,578						150,903,000
Capital increase	€ 11,478	238,495				249,973	€ 249,973
Capital increase (Shares)	11,478,315						11,478,000
Exercised stock options	€ 1,534	58				1,592	€ 1,592
Exercised stock options (shares)	1,533,848						1,534,000
Stock option plan		5,284				5,284	€ 5,284
Deferred and current tax on future deductible expenses					676	676	676
Other comprehensive income			(17,655)	(305)		(17,960)	(17,960)
Net income (loss) for the period					6,278	6,278	6,278	[2]
Total comprehensive income (loss)			(17,655)	(305)	6,278	(11,682)	(11,682)
Ending balance at Dec. 31, 2020	€ 163,915	1,030,702	(41,782)	4,260	(432,639)	724,456	€ 724,456
Ending balance (Shares) at Dec. 31, 2020	163,914,741						163,915,000
Capital increase	€ 11,497	391,629				403,126	€ 403,126
Capital increase (Shares)	11,497,500						11,497,000
Exercised stock options	€ 1,196					1,196	€ 1,196
Exercised stock options (shares)	1,195,954						1,196,000
Stock option plan		7,805				7,805	€ 7,805
Deferred and current tax on future deductible expenses					708	708	708
Other comprehensive income			26,091	(1,207)		24,884	24,884
Net income (loss) for the period					215,510	215,510	215,510
Total comprehensive income (loss)			26,091	(1,207)	215,510	240,394	240,394
Ending balance at Dec. 31, 2021	€ 176,608	1,430,136	(15,691)	3,053	(216,421)	1,377,685	€ 1,377,685
Ending balance (Shares) at Dec. 31, 2021	176,608,195						176,608,195
Exercised stock options	€ 345					345	€ 345
Exercised stock options (shares)	344,458						345,000
Stock option plan		9,919				9,919	€ 9,919
Transaction costs		(45)				(45)	(45)
Deferred and current tax on future deductible expenses					(301)	(301)	(301)
Other comprehensive income			(598)	(24,166)		(24,764)	(24,764)
Net income (loss) for the period					(175,655)	(175,655)	(175,655)
Total comprehensive income (loss)			(598)	(24,166)	(175,655)	(200,419)	(200,419)
Ending balance at Dec. 31, 2022	€ 176,953	€ 1,440,010	€ (16,289)	€ (21,113)	€ (392,377)	€ 1,187,184	€ 1,187,184
Ending balance (Shares) at Dec. 31, 2022	176,952,653						176,952,653

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”
[2]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”